Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets, Current [Abstract]
Cash and cash equivalents	$ 42,530	$ 67,495
Due from related parties	5,954	7,338
Inventories	6,371	3,595
Prepaid expenses and other current assets	10,431	5,671
Total current assets	65,286	84,099
Assets, Noncurrent [Abstract]
Vessels, net	1,271,993	1,507,918
Equity investment	173,298	92,281
Assets Held For Sale, non-current	77,536	0
Deferred financing cost, net	2,982	3,706
Other assets	60,234	474
Due from related parties	14,230	15,348
Total non-current assets	1,600,273	1,619,727
Total assets	1,665,559	1,703,826
Liabilities, Current [Abstract]
Bank loans, net	44,956	60,310
Finance Lease, Liability, Current	29,159	4,594
Senior Notes, Current	0	73,253
Accounts payable and accrued expenses	48,746	13,976
Due to related parties	972	481
Total current liabilities	123,833	152,614
Liabilities, Noncurrent [Abstract]
Bank loans, net	332,613	621,179
Capital Lease Obligations, Noncurrent	321,646
Finance Lease, Liability, Noncurrent		69,229
Other Liabilities, Noncurrent	12,500	0
Total non-current liabilities	666,759	690,408
Total liabilities	790,592	843,022
Commitments and Contingencies (Note 7)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preferred shares, $0.01 par value per share; 50,000,000 shares authorized; no shares issued or outstanding	0	0
Common shares, $0.01 par value per share; authorized 212,500,000 shares as of December 31, 2019 and 2018; outstanding 72,482,958 shares and 71,217,258 shares as of December 31, 2019 and 2018, respectively	809	796
Paid-in capital	1,717,144	1,747,648
Common shares held in treasury, at cost; 8,567,846 shares at December 31, 2019 and 2018	(56,720)	(56,720)
Accumulated deficit	(786,266)	(830,920)
Total shareholders' equity	874,967	860,804
Total liabilities and shareholders' equity	$ 1,665,559	$ 1,703,826